Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2025 CNY (¥)	Jan. 01, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥) Customer	Dec. 31, 2025 USD ($) Customer	Dec. 31, 2024 CNY (¥) Customer	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits			¥ 5,440,634		¥ 9,642,421	¥ 8,282,912	$ 778,000
Deferred revenue recognized	¥ 427,702	¥ 442,805
Impairment charges related to contract assets			0
Net revenues			10,367,096	$ 1,482,475	10,562,971	12,002,323
Value added tax incurred			¥ 665,053		757,413	901,381
Foreign Currency Exchange difference			Translations of the consolidated balance sheets, the consolidated statements of operations, the consolidated statements of comprehensive income, and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.	Translations of the consolidated balance sheets, the consolidated statements of operations, the consolidated statements of comprehensive income, and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9931, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2025. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.
Foreign currency translation exchange rate			6.9931				6.9931
Advertising expense			¥ 1,153,256		1,117,790	1,173,743
Construction in Progress, Gross			92,395		760,411
Land [Member]
Accounting Policies [Line Items]
Asset Acquisition, Consideration Transferred			303,000
Construction in Progress [Member]
Accounting Policies [Line Items]
Asset Acquisition, Consideration Transferred			24,000
Construction in Progress, Gross			¥ 92,395		760,411
Minimum [Member] | Ownership Interest [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			20.00%				20.00%
Maximum [Member]
Accounting Policies [Line Items]
Contracts, original duration			1 year	1 year
Maximum [Member] | Ownership Interest [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			50.00%				50.00%
Short-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			3 months	3 months
Short-term deposits [Member] | Maximum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year	1 year
Long-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year	1 year
Value Added Service [Member]
Accounting Policies [Line Items]
Net revenues			¥ 10,213,654		10,415,580	11,825,442
Other Services [Member]
Accounting Policies [Line Items]
Net revenues			153,442		147,391	176,881
Government Subsidies [Member]
Accounting Policies [Line Items]
Other operating income			¥ 16,692		¥ 42,991	¥ 72,502
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or customer accounted for 10% or more | Customer			0	0	0
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Number of users or customer accounted for 10% or more | Customer			0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits			¥ 6,361,000		¥ 7,226,000